Credit Facilities and Debt (Tables)	12 Months Ended
Dec. 31, 2012
Credit Facilities and Debt [Abstract]
CNHs credit facilities

The following table summarizes CNH’s credit facilities, borrowings thereunder and availability at December 31, 2012:

	Currency	Maturity(A)	Committed (C)/ Uncommitted (U)	Total Facility	Equipment Operations			Financial Services			Consolidated			Total Available	Guarantor
					Short- term	Current Maturities	Long- term	Short- term	Current Maturities	Long- term	Short- term	Current Maturities	Long- term
BNDES Financing
BNDES Subsidized Financing	BRL	Various from Jan-13 to Nov-20	C	$1,100	$—	$—	$—	$—	$313	$756	$—	$313	$756	$31	Fiat Ind.	(C)

Subtotal				1,100	—	—	—	—	313	756	—	313	756	31
Committed Asset-Backed Facilities
Retail Securitization(B)	USD	Sep-14	C	1,200	—	—	—	—	92	274	—	92	274	834
Retail Securitization(B)	CAD	Dec-14	C	502	—	—	—	—	65	258	—	65	258	179
Retail Securitization(B)	AUD	Mar-13	C	664	—	—	—	—	163	306	—	163	306	195
Wholesale VFN	USD	Various from Mar-13 through Nov-13	C	1550	—	—	—	1,550	—	—	1,550	—	—	—
Wholesale VFN	CAD	Dec-14	C	588	—	—	—	549	—	—	549	—	—	39
Wholesale VFN	AUD	Dec-13	C	208	—	—	—	134	—	—	134	—	—	74
Wholesale Securitization .	EUR	Aug-15	C	657	—	—	—	—		484	—		484	173
Operating Lease	USD	Dec-13	C	100	—	—	—	—	14	83	—	14	83	3

Subtotal				5,469	—	—	—	2,233	334	1,405	2,233	334	1,405	1,497
Other Third Party Facilities
Revolving Credit Facilities	USD	Various from Dec-2013 to Jul-2016	C	650	—	73	—	—	—		—	73		577
Various Credit Lines—Latin America	Multiple	Various from Jan-2013 to Dec-2017	C	363	—	183	159	—	—	—	—	183	159	21
Factoring Lines	Multiple	Various from Jan-2013 through Feb-2017	U	1,302	10	—	—	751	22	12	761	22	12	507
Credit Lines—Australia	AUD	Jan-13 and Sep-13	C	125	—	—	—	125	—	—	125	—	—	—	Fiat Ind.	(D)
Other Credit Lines	Multiple	Various from Jan-13 to Dec-13	U/C	89	33	—	—	—	—	—	33	—	—	56

Subtotal				2,529	43	256	159	876	22	12	919	278	171	1,161
Fiat Industrial Facilities
Credit Lines with Fiat Industrial	Multiple	Various from Jan-13 to Mar-17	U	1,955	7	—	—	203	7	3	210	7	3	1,735
Subtotal				1,955	7	—	—	203	7	3	210	7	3	1,735

Total Credit Facilities				$11,053	$50	$256	$159	$3,312	$676	$2,176	$3,362	$932	$2,335	$4,424

Amount above with or guaranteed by Fiat Industrial Subsidiaries				$2,847	$7	$—	$—	$265	$81	$759	$272	$81	$759	$1,735

(A)	Maturity Dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.
(B)	U.S., Australia and Canada Retail and Operating Lease financings are paid only as the underlying receivables are collected.
(C)

$830 million (1.7 billion Brazilian Reals) of total facility of $1.1 billion is guaranteed by Fiat Industrial. BNDES has increased the total facility amount for the period January 1, 2013 to June 30, 2013 by $293 million to $1.4 billion.

(D)	$62 million (60 million Australian dollars) of $125 million is guaranteed by Fiat Industrial.

Short-term debt

A summary of short-term debt, as of December 31, 2012, and 2011 is as follows:

	2012			2011
	Equipment Operations	Financial Services	Consolidated	Equipment Operations	Financial Services	Consolidated
	(in millions)
Drawn under credit facilities	$50	$3,312	$3,362	$65	$3,612	$3,677
Short-term debt—Fiat Industrial subsidiaries	95	8	103	73	86	159
Short-term debt—other	216	116	332	6	230	236
Intersegment short-term debt	—	1,922	—	95	1,394	—

Total short-term debt	$361	$5,358	$3,797	$239	$5,322	$4,072

Long-Term Debt

A summary of long-term debt as of December 31, 2012 and 2011, including long-term drawings under credit lines, is as follows:

	2012			2011
	Equipment Operations	Financial Services	Consolidated	Equipment Operations	Financial Services	Consolidated
	(in millions)
Notes:
Payable in 2013, interest rate of 7.750% (*)	$999	$—	$999	$997	$—	$997
Payable in 2016, interest rate of 7.250% (*)	257	—	257	259	—	259
Payable in 2017, interest rate of 7.875% (*)	1,575	—	1,575	1,552	—	1,552
Payable in 2016, interest rate of 6.250%	—	500	500	—	500	500
Payable in 2015, interest rate of 3.875%	—	750	750	—	—	—
Notes with Fiat Industrial subsidiaries:
Other notes, weighted-average interest rate of 4.180% in 2012 and 5.710% in 2011 of which $15 million is due in 2013	19	15	34	65	223	288
Credit Facilities:
Drawn amounts under credit facilities (excluding asset-backed facilities)	415	1,113	1,528	775	922	1,697
Asset-backed facilities, of which $334 million is due in 2013	—	1,739	1,739	—	606	606
Other Debt:
Asset-backed debt, of which $2,098 million is due in 2013	—	6,534	6,534	—	6,919	6,919
Other debt	108	242	350	8	212	220
Intersegment debt	554	554	—	598	599	—

Total long-term debt	3,927	11,447	14,266	4,254	9,981	13,038
Less-current maturities	(1,275)	(2,857)	(4,132)	(682)	(3,730)	(4,412)

Total long-term debt excluding current maturities	$2,652	$8,590	$10,134	$3,572	$6,251	$8,626

(*)	Includes unamortized discount and swap adjustments

Long-term Debt, Fiscal Year Maturity

A summary of the minimum annual repayments of long-term debt as of December 31, 2012, for 2014 and thereafter is as follows:

	Equipment Operations	Financial Services	Consolidated
	(in millions)
2014	$130	$2,703	$2,833
2015	70	3,053	3,123
2016	299	1,826	2,125
2017	1,592	331	1,923
2018 and thereafter	7	123	130
Long-Term Intersegment	554	554	—

Total	$2,652	$8,590	$10,134